EXPENSES BY NATURE AND OTHER INCOME AND EXPENSES ITEMS, Other Operating Income / (Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other operating income (expenses) [Abstract]
Net gains / (losses) on disposal of cryptocurrencies	$ 8,188	$ 2,061	$ (3,131)
Net loss on disposal of mining rigs	(13)	(1,573)	(497)
Net losses on disposal of mining rigs	(936)	(2)	0
Change in fair value of cryptocurrency-settled receivables and payables	(6,362)	3,305	0
Others	(150)	0	0
Total	$ 727	$ 3,791	$ (3,628)